Summary of Significant Accounting Policies (Details) - Shedule of summarizes the results of operations - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Shedule of summarizes the results of operations [Line Items]
Hosting Revenue	$ 55,014	$ 128,336	$ 129,934	$ 336,074
Cost of Sales			(56,320)	130,361
Net Income from Discontinued Operations	$ 27,758	$ 71,695	73,614	205,713
Third Parties [Member]
Summary of Significant Accounting Policies (Details) - Shedule of summarizes the results of operations [Line Items]
Hosting Revenue			129,934	336,074
Cost of Sales			(56,320)	130,361
Net Income from Discontinued Operations			73,614	205,713
Related Parties [Member]
Summary of Significant Accounting Policies (Details) - Shedule of summarizes the results of operations [Line Items]
Hosting Revenue
Cost of Sales
Net Income from Discontinued Operations